UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21869

NEXPOINT CREDIT STRATEGIES FUND

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

A copy of the Semi-Annual Report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

1

NexPoint Credit Strategies Fund

Semi-Annual Report

June 30, 2016

NexPoint Credit Strategies Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Policy

We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information. We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;
•	Web site information, including any information captured through the use of “cookies”; and
•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

Disclosure of Information. We may share the information we collect with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information. We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

FUND PROFILE (unaudited)

NexPoint Credit Strategies Fund

Objective

The NexPoint Credit Strategies Fund (the “Fund”) seeks to provide both current income and capital appreciation.

Total Net Assets of Common Shares as of June 30, 2016

$381.3 million

Portfolio Data as of June 30, 2016

The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 06/30/2016 (%)(1)
BB	15.4
B	22.3
CCC or Lower	18.8
Not Rated	43.5

Top 5 Sectors as of 06/30/2016 (%)(2)
Real Estate Investment Trust	39.7
Financial	34.8
Media & Telecommunications	20.0
Information Technology	14.4
Asset-Backed Securities	13.3

Top 10 Holdings as of 06/30/2016 (%)(2)
Nexpoint Real Estate Capital, REIT (Common Stock)	22.7
Freedom, REIT (Common Stock)	17.1
salesforce.com, Inc. (Common Stock)	13.7
TerreStar Corporation (Common Stock)	9.2
Texas Competitive Electric Holdings Co. LLC 4.93%, 10/10/17 (U.S. Senior Loan)	6.7
Metro-Goldwyn-Mayer, Inc. (Common Stock)	6.4
Grayson CLO, Ltd. (Preferred Stock)	5.4
Stratford CLO, Ltd. (Preferred Stock)	5.0
Specialty Finance, Inc. (Common Stock)	4.6
Greenbriar CLO, Ltd. (Preferred Stock)	4.5

(1)	Quality is calculated as a percentage of total senior loans, asset-backed securities and corporate bonds & notes. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral.

(2)	Sectors and holdings are calculated as a percentage of total net assets.

Semi-Annual Report	1

FINANCIAL STATEMENTS

June 30, 2016	NexPoint Credit Strategies Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per common share is calculated by dividing net assets by the number of common shares outstanding as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations applicable to common shareholders.

Statements of Changes in Net Assets	These statements detail how the Fund’s net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of common shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per common share was affected by the Fund’s operating results. The Financial Highlights also disclose the Fund’s performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2016	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 17.8%

CHEMICALS - 0.5%
2,963,913	Vertellus Specialties, Inc. Term Loan B (b)	2,015,461

ENERGY - 0.4%
449,798	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	297,991
698,516	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	197,988
861,558	First Lien Last Out Term Loan 8.38%, 09/30/2020 (c)	465,241
499,831	First Lien Term Loan 8.00%, 08/31/2020	416,109

		1,377,329

GAMING & LEISURE - 2.1%
8,322,966	Ginn-LA CS Borrower LLC First Lien Tranche B Term Loan (b)	—
3,883,480	First Lien Tranche A Credit-Linked Deposit (b)	—
8,824,911	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (d)(e)(f)	7,942,420

		7,942,420

HOUSING - 0.0%
2,221,161	LBREP/L-SunCal Master I LLC First Lien Term Loan B (b)(f)	—

MEDIA & TELECOMMUNICATIONS - 0.0%
2,578,841	Endurance Business Media, Inc. Term Loan (b)(e)(f)	—

SERVICE - 2.9%
14,602,556	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	10,970,170

TELECOMMUNICATIONS - 3.8%
14,727,089	TerreStar Corporation Term Loan A 5.50%, 02/27/2020 (e)(f)	14,668,181

UTILITY - 8.1%
17,000,000	Texas Competitive Electric Holdings Co. LLC 2014 Non-Extended Term Loan (b)	5,639,750
75,329,417	Extended Term Loan (b)(c)	25,430,458

		31,070,208

	Total U.S. Senior Loans (Cost $112,285,449)	68,043,769

Principal Amount		Value ($)

Foreign Denominated or Domiciled
Senior Loans (a) - 0.7%

MARSHALL ISLANDS - 0.7%
USD
6,253,621	Drillships Financing Holding, Inc. Tranche Term Loan B-1 6.00%, 03/31/2021 (c)	2,495,195

UNITED KINGDOM - 0.0%
GBP
702,703	Henson No. 4, Ltd. Term Loan Facility B (b)(f)	—
213,468	Term Loan Facility B (b)(f)	—
710,448	Term Loan Facility C (b)(f)	—
217,359	Term Loan Facility C (b)(f)	—

	Total Foreign Denominated or Domiciled Senior Loans (Cost $4,254,277)	2,495,195

Principal Amount ($)

Asset-Backed Securities (g) - 13.3%
14,000,000	Acis CLO, Ltd. Series 2013-1A, Class SUB 0.00%, 04/18/2024 (h)	4,679,850
10,000,000	Series 2014-3A, Class E 5.39%, 02/01/2026 (h)(i)	5,980,500
2,000,000	Series 2013-2A, Class E 5.56%, 10/14/2022 (h)(i)	1,611,354
4,500,000	Series 2013-1A, Class E 6.23%, 04/18/2024 (h)(i)	3,297,937
5,000,000	Series 2014-3A, Class F 6.24%, 02/01/2026 (h)(i)	2,456,250
9,142,000	Series 2013-1A, Class F 7.13%, 04/18/2024 (h)(i)	5,327,958
2,250,000	ALM VII, Ltd. Series 2013-7R2A, Class SUB 0.00%, 04/24/2024	1,251,900
1,000,000	Apidos CLO Series 2013-12A, Class F 5.53%, 04/15/2025 (i)	606,500
1,925,000	Betony CLO, Ltd. Series 2015-1A, Class SUB 0.00%, 04/15/2027	985,023
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.38%, 04/13/2025 (i)	1,507,660
1,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 6.23%, 10/17/2026 (i)	559,100
1,000,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class F 6.48%, 01/16/2026 (i)	475,000
2,915,407	Grayson CLO, Ltd. Series 2006-1A, Class D 4.24%, 11/01/2021 (h)(i)	2,448,942
850,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.68%, 04/15/2025 (i)	562,700

See accompanying Notes to Financial Statements.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

Asset-Backed Securities (continued)
3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 5.76%, 11/18/2026 (i)	1,830,000
2,127,119	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 7.38%, 11/12/2019 (h)(i)	1,915,151
708,516	Highland Loan Funding V, Ltd. 2.76%, 08/01/2016 (f)(h)(i)	557,531
12,125,366	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.06%, 11/25/2051 (h)(i)	10,306,561
2,000,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.39%, 05/20/2027 (i)	1,540,000
1,500,000	TICP CLO II, Ltd. Series 2014-2A, Class D 5.38%, 07/20/2026 (i)	1,080,000
1,500,000	Valhalla CLO, Ltd. Series 2004-1A, Class EIN 0.00%, 08/01/2016 (h)(i)	404,540
2,100,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 6.14%, 07/24/2024 (i)	1,333,500

	Total Asset-Backed Securities (Cost $65,349,959)	50,717,957

Corporate Bonds & Notes - 6.8%

ENERGY - 3.1%
877,000	American Energy-Permian Basin LLC 7.13%, 11/01/2020 (g)(j)(k)	473,580
307,681	7.38%, 11/01/2021 (g)	168,071
4,062,000	Arch Coal, Inc. (b)	68,546
3,363,000	Linn Energy LLC (b)	580,117
18,439,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (g)(j)(k)	9,496,085
2,493,000	Penn Virginia Corp. (b)(j)(k)	972,270
5,000,000	Venoco, Inc. (b)	175,000

		11,933,669

INFORMATION TECHNOLOGY - 2.5%
23,971,250	Avaya, Inc. 10.50%, 03/01/2021 (g)(j)(k)	5,393,531
5,000,000	Scientific Games International, Inc. 10.00%, 12/01/2022 (j)(k)	4,087,500

		9,481,031

TELECOMMUNICATIONS - 0.2%
2,040,200	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021 (j)(k)	739,573

TRANSPORTATION - 0.2%
3,750,000	DPH Holdings Corp. (b)	140,625
3,933,000	DPH Holdings Corp. (b)	147,488
8,334,000	DPH Holdings Corp. (b)	312,525

		600,638

Principal Amount ($)		Value ($)

UTILITY - 0.8%
5,000,000	Texas Competitive Electric Holdings Co., LLC (b)(g)(j)(k)	1,712,500
24,000,000	Texas Competitive Electric Holdings Co., LLC (b)(j)(k)	1,530,000

		3,242,500

	Total Corporate Bonds & Notes (Cost $73,290,863)	25,997,411

Principal Amount

Foreign Corporate Bonds & Notes (b) - 0.2%

NETHERLANDS - 0.2%
USD
64,515,064	Celtic Pharma Phinco BV, PIK (g)	645,151
28,665,284	Celtic Pharma Phinco BV, PIK (f)	—

	Total Foreign Corporate Bonds & Notes (Cost $62,254,527)	645,151

Principal Amount ($)

SOVEREIGN BONDS - 2.1%
4,000,000	Argentine Republic Government International Bond 2.50%, 12/31/2038 (j)	2,710,000
1,000,000	7.13%, 07/06/2036 (c)(g)	1,000,000
4,000,000	7.63%, 04/22/2046 (g)(k)	4,330,000

	Total Sovereign Bonds (Cost $7,023,128)	8,040,000

Shares

Common Stocks - 82.5%

CHEMICALS - 1.0%
372,971	MPM Holdings, Inc. (j)(k)(l)	3,226,199
83,904	MPM Holdings, Inc. (l)(m)	725,770

		3,951,969

CONSUMER DISCRETIONARY - 2.2%
666,150	K12, Inc. (j)(k)(l)	8,320,214

ENERGY - 2.4%
161,280	Atlantic Power Corp. (k)(l)	399,974
336	California Resources Corp. (l)	4,099
85,750	Energy Transfer Equity LP (j)(k)	1,232,228
2,242,718	Ocean Rig UDW, Inc. (k)(l)	5,561,941
110,000	Plains GP Holdings LP, Class A (j)(k)	1,147,300
22,600	Western Gas Equity Partners LP (k)	864,450

		9,209,992

FINANCIAL - 5.9%
1,000,000	Adelphia Recovery Trust	2,100
46,601	American Banknote Corp. (f)(l)	126,755
1,098,185	Fortress Investment Group LLC, Class A (j)(k)	4,853,977
15,138,557	Specialty Finance, Inc. (e)(f)(l)	17,534,991

		22,517,823

4	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	NexPoint Credit Strategies Fund

Shares		Value ($)

Common Stocks (continued)

GAMING & LEISURE - 0.0%
14	LLV Holdco LLC - Litigation Trust Units (e)(f)(l)	—
26,712	LLV Holdco LLC - Series A, Membership Interest (e)(f)(l)	121,271
144	LLV Holdco LLC - Series B, Membership Interest (e)(f)(l)	654

		121,925

HEALTHCARE - 0.4%
24,000,000	Genesys Ventures IA, LP (e)(f)(l)	1,682,400

HOUSING - 0.4%
368,150	CCD Equity Partners LLC (f)	1,325,340

INFORMATION TECHNOLOGY - 13.9%
833	CDK Global, Inc. (k)	46,223
24,185	Corning, Inc. (j)(k)	495,309
1	Magnachip Semiconductor Corp. (l)	6
659,000	salesforce.com, Inc. (j)(k)(l)	52,331,190

		52,872,728

MEDIA & TELECOMMUNICATIONS - 6.9%
74,362	Cumulus Media, Inc., Class A (k)(l)	23,052
18,000	Gray Television, Inc., Class A (k)(l)	181,800
49,784	Loral Space & Communications, Inc. (j)(k)(l)	1,755,881
308,875	Metro-Goldwyn-Mayer, Inc., Class A (l)(n)	24,285,297
645	Time, Inc. (k)	10,617

		26,256,647

REAL ESTATE - 0.0%
470,397	Allenby (e)(l)	—
4,987,239	Claymore (e)(l)	5

		5

REAL ESTATE INVESTMENT TRUST - 39.7%
25,255,573	Freedom, REIT (e)(f)(l)	65,043,203
8,271,300	Nexpoint Real Estate Capital, REIT (e)(f)(l)	86,403,656

		151,446,859

TELECOMMUNICATIONS - 9.1%
110,872	TerreStar Corporation (e)(f)(l)(n)	34,870,353

UTILITY - 0.3%
26,220	Entegra TC LLC, Class A (l)	707,940
1,272,973	Entegra TC LLC, Class B (l)	4,455
18,913	NRG Energy, Inc. (k)	283,506

		995,901

WIRELESS COMMUNICATIONS - 0.3%
2,260,529	Pendrell Corp. (j)(k)(l)	1,140,437

	Total Common Stocks (Cost $466,371,612)	314,712,593

Shares		Value ($)

Preferred Stocks (h) - 28.9%

FINANCIAL - 28.9%
14,500	Aberdeen Loan Funding, Ltd.	5,268,333
1,200	Brentwood CLO, Ltd. (g)	450,000
13,800	Brentwood CLO, Ltd.	5,175,000
34,500	Eastland CLO, Ltd.	12,378,600
5,000	Eastland Investors Corp. (g)	1,794,000
7,750	Gleneagles CLO, Ltd. (g)	3,022,500
62,600	Grayson CLO, Ltd., Series II (g)	20,658,000
1,500	Grayson Investors Corp. (g)	495,000
39,000	Greenbriar CLO, Ltd.	17,062,500
3,750	Greenbriar CLO, Ltd. (g)	1,640,625
2,500	Liberty CLO, Ltd. (g)	781,625
8,500	Red River CLO, Ltd., Series PS-2	1,785,000
10,500	Rockwall CDO, Ltd. (g)	7,431,375
6,000	Southfork CLO, Ltd. (g)	2,100,900
41,500	Stratford CLO, Ltd. (g)	19,068,212
29,007	Westchester CLO, Ltd. (g)	11,031,217

		110,142,887

	Total Preferred Stocks (Cost $169,308,712)	110,142,887

Exchange-Traded Funds (k)(l) - 0.1%
2,340	Direxion Daily Gold Miners Index Bull 3X Shares ETF	295,121

	Total Exchange-Traded Funds (Cost $1,995,037)	295,121

Units

Warrants (l) - 0.0%

ENERGY - 0.0%
6,536,535	Kinder Morgan, Inc., expires 05/25/2017	111,121

GAMING & LEISURE - 0.0%
602	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15 (e)(f)	2,732
828	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15 (e)(f)	3,757
925	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15 (e)(f)	4,199
1,041	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15 (e)(f)	4,724
1,179	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15 (e)(f)	5,354

		20,766

	Total Warrants (Cost $4,500,396)	131,887

Shares

Cash Equivalents - 0.2%
589,219	State Street Institutional Liquid Reserves Fund	589,219

	Total Cash Equivalents (Cost $589,219)	589,219

Total Investments - 152.6%		581,811,190

	(Cost $967,223,179)

See accompanying Notes to Financial Statements.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	NexPoint Credit Strategies Fund

Shares		Value ($)

Securities Sold Short (o) - (3.2)%

Common Stocks (p) - (3.2)%

ENERGY - 0.0%
8,451	Seventy Seven Energy, Inc.	(778)

HEALTHCARE - (1.2)%
145,900	Myriad Genetics, Inc.	(4,464,540)

INFORMATION TECHNOLOGY - (2.0)%
66,250	Zillow Group, Inc., Class A	(2,428,063)
140,400	Zillow Group, Inc., Class C	(5,093,712)

		(7,521,775)

	Total Common Stocks (Proceeds $13,572,330)	(11,987,093)

	Total Securities Sold Short (Proceeds $13,572,330)	(11,987,093)

Other Assets & Liabilities, Net - (49.4)%		(188,533,616)

Net Assets - 100.0%		381,290,481

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2016. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(c)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(d)	Fixed rate senior loan.
(e)	Affiliated issuer. Assets with a total aggregate market value of $228,287,900, or 59.9% of net assets, were affiliated with the Fund as of June 30, 2016.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $230,297,521, or 60.4% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2016.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2016, these securities amounted to $142,410,329 or 37.3% of net assets.
(h)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(i)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2016.

(j)	All or part of the security is pledged as collateral for the Committed Facility Agreement with BNP Paribas Prime Brokerage, Inc. The market value of the securities pledged as collateral was $33,686,865.
(k)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $78,795,907.
(l)	Non-income producing security.
(m)	All or a portion of this security is a 4(a)(2) Security. The 4(a)(2) Securities will be deemed “restricted securities” (as defined by Rule 144 of the Securities Act) that may not be offered, sold, exchanged, assigned or otherwise transferred unless they are registered under the Securities Act, or an exemption from registration under the Securities Act is available.
(n)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(o)	As of June 30, 2016, $(25,381,111) in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(p)	No dividend payable on security sold short.

Currency Abbreviations:

GBP	British Pound
USD	United States Dollar

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust

Foreign Denominated or Domiciled Senior Loans and Foreign Corporate Bonds & Notes Industry Concentration Table: (% of Net Assets)
Energy	0.7%
Healthcare	0.2%
Retail	0.0%

Total	0.9%

6	See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2016 (unaudited)	NexPoint Credit Strategies Fund

($)
Assets
Investments from unaffiliated issuers, at value (cost $643,821,042)	352,934,071
Affiliated issuers, at value (cost $322,812,918) (Note 11)	228,287,900

Total Investments, at value (cost $966,633,960)	581,221,971
Cash equivalents (Note 2)	589,219
Cash	32,369
Receivable for:
Investments sold	3,456,086
Dividends and interest	3,041,078
Prepaid expenses and other assets	61,832

Total assets	588,402,555

Liabilities
Due to custodian	2,556
Due to broker	25,381,111
Notes payable (Note 6)	164,838,083
Securities sold short, at value (proceeds $13,572,330) (Notes 2 and 9)	11,987,093

Payable for:
Distributions to shareholders	345
Investments purchased	3,718,450
Investment advisory and administration fees (Note 8)	534,025
Transfer agent fees	21,644
Interest expense (Note 6)	386,838
Accrued expenses and other liabilities	241,929

Total liabilities	207,112,074

Net Assets Applicable to Common Shares	381,290,481

Net Assets Consist of:
Par value (Note 1)	15,989
Paid-in capital	856,668,902
Accumulated net investment income	24,490,307
Accumulated net realized loss from investments, securities sold short and foreign currency transactions	(116,057,965)
Net unrealized depreciation on investments, securities sold short, written options contracts and translation of assets and liabilities denominated in foreign currency	(383,826,752)

Net Assets Applicable to Common Shares	381,290,481

Common Shares
Net assets	381,290,481
Shares outstanding (unlimited authorization)	15,989,110
Net asset value per share (Net assets/shares outstanding)	23.85

See accompanying Notes to Financial Statements.	7

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2016 (unaudited)	NexPoint Credit Strategies Fund

($)
Investment Income
Income:
Dividends from unaffiliated issuers	21,881,146
Dividends from affiliated issuers (Note 11)	19,670,494
Securities lending income (Note 4)	5,959
Interest from unaffiliated issuers	12,043,961
Interest from affiliated issuers (Note 11)	797,266
Other income	29,500

Total Income	54,428,326

Expenses:
Investment advisory (Note 8)	2,709,777
Administration fees (Note 8)	541,956
Transfer agent fees	43,818
Trustees fees (Note 8)	33,369
Accounting services fees	72,546
Audit fees	119,870
Legal fees	238,698
Registration fees	1,009
Insurance	28,834
Reports to shareholders	131,992
Interest expense (Note 6)	1,627,808
Dividends and fees on securities sold short (Note 2)	218,783
Other	40,520

Total operating expenses	5,808,980

Net investment income	48,619,346

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	(50,940,463)
Securities sold short (Note 2)	2,914,520
Written options contracts (Note 3)	302,877
Foreign currency related transactions	(1,513)
Change in unrealized appreciation (depreciation) on:
Investments	32,235,235
Securities sold short (Note 2)	(2,001,393)
Written options contracts (Note 3)	6,626,614
Foreign currency related translations	81,633

Net realized and unrealized gain (loss) on investments	(10,782,490)

Total increase in net assets resulting from operations	37,836,856

8	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

NexPoint Credit Strategies Fund

	Six Months Ended June 30, 2016 (unaudited) ($)	Year Ended December 31, 2015 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	48,619,346	139,812,878
Net realized gain (loss) on investments, securities sold short, written options contracts and foreign currency transactions	(47,724,579)	18,008,984
Net change in unrealized depreciation on investments, securities sold short, written options contracts and translation of assets and liabilities denominated in foreign currency	36,942,089	(274,559,990)

Net increase (decrease) from operations	37,836,856	(116,738,128)

Distributions Declared to Common Shareholders
From net investment income	(23,005,403)	(45,994,364)
Spin-Off (Note 12)	—	(332,056,224)

Total distributions declared to common shareholders	(23,005,403)	(378,050,588)

Total increase/(decrease) in net assets from common shares	14,831,453	(494,788,716)

Share transactions:
Proceeds from sale of shares	380,879	—
Cost of shares redeemed (Note 13)	—	(10,532)
Redemption fees (Note 7)	—	—

Net increase (decrease) from shares transactions	380,879	(10,532)

Total increase (decrease) in net assets	15,212,332	(494,799,248)

Net Assets
Beginning of period	366,078,149	860,877,397

End of period (including undistributed net investment income of $24,490,307 and $0 respectively)	381,290,481	366,078,149

Change in Common Shares
Shares redeemed (Note 13)	(302)	(713)

Net increase/(decrease) in common shares	(302)	(713)

See accompanying Notes to Financial Statements.	9

Statement of Cash Flows

For the Six Months Ended June 30, 2016 (Unaudited)	NexPoint Credit Strategies Fund

($)
Cash Flows Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	37,836,856

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities Operating Activities:
Purchases of investment securities from unaffiliated issuers	(139,820,468)
Proceeds from disposition of investment securities from unaffiliated issues	131,404,009
Purchases of investment securities from affiliated issuers	(1,047,376)
Purchases of short-term portfolio investments, net	(589,219)
Purchases of securities sold short	(8,469,212)
Paydowns at cost	9,084,223
Net accretion of discount	(1,861,726)
Net realized loss on investments from unaffiliated issuers	50,940,463
Net realized gain on securities sold short, written options contracts and foreign currency transactions	(3,215,884)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short, written options contracts and translation on assets and liabilities denominated in foreign currency	(36,942,089)
Decrease in due from broker	20,334,410
Increase in receivable for investments sold	(1,413,456)
Decrease in receivable for dividends and interest	2,758,764
Decrease in other assets	1,222
Decrease in payable for investments purchased	(6,450,300)
Increase in payable due to broker	25,381,111
Decrease in payables to related parties	(80,554)
Increase in payable to transfer agent fees	945
Increase in payable for interest expense	30,909
Decrease in accrued expenses and other liabilities	(429,675)

Net cash flow provided by operating activities	77,452,953

Cash Flows Received from (Used In) Financing Activities:
Borrowings under credit facilities	36,022,272
Repayments of credit facilities	(87,109,504)
Distributions paid in cash	(23,005,258)
Proceeds from shares sold	380,879

Net cash flow received from (used in) financing activities	(73,711,611)
Effect of exchange rate changes on cash	80,120

Net Increase in Cash	3,821,462

Cash & Foreign Currency/Due to Custodian:
Beginning of period	(3,791,649)

End of period	29,813

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	1,596,899

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

NexPoint Credit Strategies Fund

Selected data for a share outstanding throughout each period is as follows:

Common Shares Per Share Operating Performance:	For the Six Months Ended June 30, 2016 (unaudited)		For the Years Ended December 31,
			2015*		2014	2013	2012	2011

Net Asset Value, Beginning of Period	$22.92		$53.92		$11.34	$7.46	$6.94	$7.72
Income from Investment Operations:
Net investment income (loss)	3.04		8.75	(a)	0.82	0.63	0.43	0.47
Net realized and unrealized gain/(loss)	(0.67)		(16.08)		2.02	3.80	0.52	(0.72)

Total from investment operations	2.37		(7.33)		2.84	4.43	0.95	(0.25)
Less Distributions Declared to Common Shareholders:
From net investment income	(1.44)		(2.88)		(0.70)	(0.55)	(0.43)	(0.53)
From spin-off (Note 12)	—		(20.79)		—	—	—	—

Total distributions declared to common shareholders	(1.44)		(23.67)		(0.70)	(0.55)	(0.43)	(0.53)
Net Asset Value, End of Period	$23.85		$22.92		$13.48	$11.34	$7.46	$6.94
Market Value, End of Period	$21.31		$20.44		$11.23	$9.42	$6.64	$6.18
Market Value Total Return(b)	12.36	%(c)	(18.09)%		26.77%	52.03%	14.73%	(12.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$381,290		$366,078		$860,877	$724,485	$476,263	$443,048
Common Share Information at End of Period:
Ratios based on average net assets of common shares:
Gross operating expenses(d)(e)	3.27	%(f)	3.43%		2.48%	2.82%	3.14%	3.15%
Net operating expenses(d)	3.27	%(f)	3.43%		2.48%	2.82%	3.14%	3.15%
Net investment income (loss)	27.37	%(f)	24.23	%(g)	6.45%	7.01%	6.00%	6.24%
Common and Preferred Share Information at End of Period:
Ratios based on managed net assets of common shares:
Gross operating expenses(d)(h)	2.14	%(f)	2.23%		1.68%	1.98%	2.26%	2.27%
Net operating expenses(d)	2.14	%(f)	2.23%		1.68%	1.98%	2.26%	2.27%
Net investment income (loss)	17.94	%(f)	15.79	%(i)	4.38%	4.91%	4.32%	4.50%
Portfolio turnover rate(j)	20	%(c)	31%		59%	74%	92%	52%

*	Per share data prior to October 6, 2015 has been adjusted to give effect to a 4 to 1 reverse stock split. (See Note 13)
(a)	Includes non-recurring dividend from Freedom REIT. (see Note 12).
(b)	Based on market value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan.
(c)	Not annualized.
(d)	Includes dividends and expenses on securities sold short.
(e)	Gross operating expenses (excluding interest expense and commitment fees) were 2.35% for the period ended June 30, 2016. Gross operating expenses (excluding interest expense and commitment fees) were 2.72%, 1.98%, 2.22%, 2.22% and 2.23% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(f)	Annualized.
(g)	Net investment income (excluding non-recurring dividend from Freedom REIT) was 9.76% (See Note 12)
(h)	Gross operating expenses (excluding interest expense and commitment fees) were 1.54% for the period ended June 30, 2016. Gross operating expenses (excluding interest expense and commitment fees) were 1.77%, 1.34%, 1.56%, 1.60% and 1.61% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(i)	Net investment income (excluding non-recurring dividend from Freedom REIT) was 6.36% (See Note 12)
(j)	Excludes in-kind activity

See accompanying Notes to Financial Statements.	11

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2016	NexPoint Credit Strategies Fund

Note 1. Organization

NexPoint Credit Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The financial statements include information for the six months ended June 30, 2016. The Fund trades on the New York Stock Exchange (“NYSE”) under the ticker symbol NHF. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). The Fund commenced operations on June 29, 2006. NexPoint Advisors, L.P. (“NexPoint” or “the Investment Adviser”), an affiliate of Highland Capital Management Fund Advisors, L.P. (“Highland”), is the investment adviser and administrator to the Fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund is an investment company that applies the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require the Investment Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Fund Valuation

The net asset value (“NAV”) of the Fund’s common shares is calculated daily on each day that the NYSE is open for business as of the close of the regular trading session on the NYSE, usually 4:00 PM, Eastern Time. The NAV is calculated by dividing the value of the Fund’s net assets attributable to common shares by the numbers of common shares outstanding.

Valuation of Investments

In computing the Fund’s net assets attributable to its common shares, securities with readily available market quotations on the NYSE, National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland has determined to generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things,: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of the Fund’s portfolio securities as of the Fund’s period end that became available prior to the completion of this report that was not available at the time the Fund’s NAV as of its period end was published.

12	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2016, the Fund’s investments consisted of senior loans, asset-backed securities, corporate bonds and notes, foreign bonds, sovereign bonds, common stocks, preferred stocks, exchange-traded funds, warrants, cash equivalents and securities sold short. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds, collateralized loan obligations and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks, exchange-traded funds, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. The Fund’s real estate investments include equity interests in limited liability companies and equity issued by Real Estate Investment Trusts (“REIT”) that invest in commercial real estate. The fair value of real estate investments that are not actively traded on national exchanges are based on internal models developed by the Investment Adviser. The significant inputs to the models include cash flow projections for the underlying properties, capitalization rates and appraisals performed by independent valuation firms. These inputs are not readily observable, and the Fund has classified the investments as Level 3 assets. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the

Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of June 30, 2016 is as follows:

	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
U.S. Senior Loans
Chemicals	$2,015,461	$—	$2,015,461	$—
Energy	1,377,329	—	1,377,329	—
Gaming & Leisure	7,942,420	—	—	7,942,420	(2)
Housing	—	—	—	—	(2)
Media & Telecommunications	—	—	—	—	(2)
Service	10,970,170	—	10,970,170	—
Telecommunications	14,668,181	—	—	14,668,181
Utility	31,070,208	—	31,070,208	—
Foreign Denominated or Domiciled Senior Loans	2,495,195	—	2,495,195	—
Asset-Backed Securities	50,717,957	—	50,160,426	557,531
Corporate Bonds & Notes(1)	25,997,411	—	25,997,411	—	(2)
Foreign Corporate Bonds & Notes	645,151	—	645,151	—	(2)
Sovereign Bonds	8,040,000	—	8,040,000	—
Common Stocks
Chemicals	3,951,969	—	—	3,951,969
Consumer Discretionary	8,320,214	8,320,214	—	—
Energy	9,209,992	9,209,992	—	—
Financial	22,517,823	4,856,077	—	17,661,746
Gaming & Leisure	121,925	—	—	121,925	(2)
Healthcare	1,682,400	—	—	1,682,400
Housing	1,325,340	—	—	1,325,340
Information Technology	52,872,728	52,872,728	—	—
Media & Telecommunications	26,256,647	1,971,350	24,285,297	—
Real Estate	5	—	—	5	(2)
Real Estate Investment Trust	151,446,859	—	—	151,446,859
Telecommunications	34,870,353	—	—	34,870,353
Utility	995,901	283,506	712,395	—
Wireless Communications	1,140,437	1,140,437	—	—
Preferred Stocks(1)	110,142,887	—	110,142,887	—
Exchange-Traded Funds	295,121	295,121	—	—
Warrants(1)
Energy	111,121	111,121	—	—
Gaming & Leisure	20,766	—	—	20,766
Cash Equivalents	589,219	589,219	—	—

Total Assets	$581,811,190	$79,649,765	$267,611,930	$234,249,495

Liabilities
Securities Sold Short(1)	$(11,987,093)	$(11,987,093)	$—	$—

Total Liabilities	$(11,987,093)	$(11,987,093)	$—	$—

Total	$569,824,097	$67,662,672	$267,611,930	$234,249,495

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

The table below sets forth a summary of changes in the Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended June 30, 2016.

	Balance as of December 31, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of June 30, 2016	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
U.S. Senior Loans
Gaming & Leisure	$4,476,048	$—	$—	$—	$—	$3,356,227	$110,145	$—	$7,942,420	$3,356,227
Housing	0	—	—	—	—	—	—	—	0	—
Media & Telecommunications	0	—	—	—	—	—	—	—	0	—
Telecommunications	13,874,103	—	—	(1,166)	—	(2,023)	797,267	—	14,668,181	(2,023)
Foreign Denominated or Domiciled Senior Loans	35,059	—	—	—	14,158	9,744	2,556	(61,517)	—	9,744
U.S. Asset-Backed Securities	—	557,531	—	—	—	—	—	—	557,531	—
U.S. Corporate Bonds & Notes
Utility	0	—	—	—	—	—	—	—	0	—
Foreign Corporate Bonds & Notes
Healthcare	0	—	—	—	—	—	—	—	0	—
Common Stocks
Chemicals	4,682,969	—	—	—	—	(731,000)	—	—	3,951,969	(731,000)
Financial	22,516,499	—	—	—	2,096,897	1,025,806	1,554,628	(9,532,084)	17,661,746	1,724,175
Gaming & Leisure	0	—	—	—	—	121,925	—	—	121,925	121,925
Healthcare	1,569,600	—	—	—	—	112,800	—	—	1,682,400	112,800
Housing	1,141,265	—	—	—	—	184,075	—	—	1,325,340	184,075
Real Estate	5	—	—	—	—	(139,965)	139,965	—	5	(139,965)
Real Estate Investment Trust	161,905,866	—	—	—	69,600	(10,283,507)	—	(245,100)	151,446,859	(10,283,507)
Telecommunications	33,434,560	—	—	—	—	1,435,793	—	—	34,870,353	1,435,792
Warrants
Gaming & Leisure	—	—	—	—	—	20,766	—	—	20,766	20,766

Total	$243,635,974	$557,531	$—	$(1,166)	$2,180,655	$(4,889,359)	$2,604,561	$(9,838,701)	$234,249,495	$(4,190,991)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended June 30, 2016, $557,531 of the Fund’s portfolio investments was transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to Level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

For the six months ended June 30, 2016, there were no transfers between Level 1 and Level 2 or Level 1 and Level 3.

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 6/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	$211,081,363	Third-Party Pricing Vendor	N/A	N/A
		Adjusted Appraisal	Liquidity Discount	10% - 25%
			Minority Discount	20%
			Regional Market Appreciation	36%
		Net Asset Value	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	1.5x - 6.0x
			Liquidity Discount	25%
		Third-Party Valuations	Capitalization Rates	6% - 9.5%
		Recovery Analysis	Scenario Probabilities	33%
		Discounted Cash Flow	Discount Rate	19%
U.S. Senior Loans	22,610,601	Discounted Cash Flow	Spread Adjustment	0.10%
		Adjusted Appraisal	Liquidity Discount	10%
Asset-Backed Securities	557,531	Discounted Cash Flow	Discount Rate	9%

Total	$234,249,495

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds and loans are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

The Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

The Investment Adviser has analyzed the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Fund’s financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Fund plans to pay distributions from net investment income monthly and net realized capital gains annually to common shareholders. To permit the Fund to maintain more stable monthly distributions and annual distributions, the Fund may from time to time distribute less than the entire amount of income and gains earned in the relevant month or year, respectively. The undistributed income and gains would be available to supplement future distributions. Shareholders of the Fund will automatically

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

have all distributions reinvested in Common Shares of the Fund issued by the Fund in accordance with the Fund’s Dividend Reinvestment Plan (the “Plan”) unless an election is made to receive cash. The number of newly issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the lesser of (i) the NAV per Common Share determined on the Declaration Date and (ii) the market price per Common Share as of the close of regular trading on the NYSE on the Declaration Date. Participants in the Plan requesting a sale of securities through the plan agent of the Plan are subject to a sales fee and a brokerage commission.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and/or sub-custodian bank(s), respectively, and does not include cash posted as collateral in a segregated account or with broker-dealers.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Fund may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Cash held as collateral for securities sold short is classified as due to broker on the Statement of Assets and Liabilities. Additionally, securities valued at $78,795,907 were posted in the Fund’s segregated account as collateral.

When securities are sold short, the Fund intends to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Investment Adviser believes possess volatility characteristics similar to those being hedged. In addition, the Fund may use short sales for non-hedging purposes to pursue its investment objective. Subject to the requirements of the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets. The Fund may make short sales “against the box” without respect to such limitations.

Note 3. Derivative Transactions

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a Fund will realize a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or if the premium received from a sale is less than the original premium paid, the fund will realize a capital loss.

Transactions in written options for the six months ended June 30, 2016 were as follows:

	Number of Contracts	Notional Value	Premium
Outstanding, December 31, 2015	3,125	$24,700,000	$2,026,299
Put Options Expired	(400)	(2,900,000)	(302,877)
Put Options Exercised	(2,725)	(21,800,000)	(1,723,422)

Outstanding, June 30, 2016	—	$—	$—

Additional Derivative Information

The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Fund related to the derivatives.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016, is as follows:

Risk Exposure	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Equity Price Risk	$(13,782,121	)(1)(2)	$19,693,675	(3)(4)

(1)	Statement of Operations location: Realized gain (loss) on investments from unaffiliated issuers.
(2)	Statement of Operations location: Realized gain (loss) on written options contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments.
(4)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on written options contracts.

For the six months ended June 30, 2016, the Fund’s monthly average volume of derivatives is as follows:

Units/ Contracts
Purchased Options Contracts	11,254
Written Options Contracts	3,972

Note 4. Securities Lending

The Fund may make secured loans of its portfolio securities amounting to not more than 33 1/3% of its portfolio securities, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policy, securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral in cash, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable letters of credit issued by a bank as acceptable under the Fund’s securities lending agreement, and such other collateral as the Fund and its securities lending agent agree from time to time in an amount not less than the market value of the securities loaned. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral and receives a fee from the borrower.

Securities lending transactions are entered into pursuant to Securities Lending Authorization Agreements (“SLAA”), which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLAA counterparty’s bankruptcy or insolvency. Under the SLAA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof. During the six months ended June 30, 2016, the Fund did not participate in securities lending.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended December 31, 2015, permanent differences chiefly resulting from foreign currency gains and losses, defaulted bonds, partnership basis adjustments, return of capital distributions from real estate investment trusts, passive foreign investment companies, expired capital loss carry-overs and non-deductible excise taxes paid were identified and reclassified among the components of the Fund’s net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in-Capital
$219,274,409	$62,793,706	$(282,068,115)

For the year ended December 31, 2015, the Fund’s most recent tax year end, components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Temporary Differences(1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)
$—	$—	$—	$(83,041,326)	$(407,184,537)

(1)	Other Temporary Differences is comprised of deferred REIT income.

For the year ended December 31, 2015, the Fund had capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

2017	2018		No Expiration Short-Term(1)	No Expiration Long-Term(1)		Total
$34,052,711	$43,701,044	(2)	$—	$5,287,571	(2)	$83,041,326

(1)	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

(2)	The Fund’s ability to utilize the capital loss carryforward may be limited.

The tax character of distributions paid during the years ended December 31, 2015 and December 31, 2014 (unless otherwise indicated) is as follows:

Distributions Paid From:	2015	2014
Ordinary Income(1)	$196,176,513	$44,397,624
Return of Capital	147,931,387	—

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

The above mentioned distributions are reflected on a tax basis. The tax basis distributions are less than the book basis distributions reflected on the Statement of Changes in Net Assets. The difference is the result of a book tax difference on the distribution of NexPoint Residential Trust (“NXRT”) shares to the Fund shareholders of record on the declaration of the NXRT distribution. For tax purposes, the value of this distribution was based on the closing public share price of NXRT on March 31, 2015. For book purposes,

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

the value of the distribution was based on the underlying value of the assets owned by NXRT.

Unrealized appreciation and depreciation at June 30, 2016, based on cost of investments for U.S. federal income tax purposes is:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation (1)	Cost
$27,411,718	$(405,039,927)	$(377,628,209)	$959,439,399

(1)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to wash sales, non-taxable dividends, partnership, Controlled Foreign Corporation and Passive Foreign Investment Company (Qualifying Electing Fund) basis adjustments and defaulted bonds.

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2015, the Fund did not elect to defer net realized capital losses incurred from November 1, 2014 through December 31, 2015.

Note 6. Credit Agreement

On February 2, 2011, the Fund entered into a credit agreement with State Street Bank and Trust Company (the “Credit Agreement”). Concurrent with entering into the Credit Agreement, the Fund agreed to pay a $125,000 structuring fee, which was amortized ratably over the term of the agreement. As of June 30, 2016, the Credit Agreement facility size is $150,650,000, with an interest rate of LIBOR + 1.75% and a 0.20% commitment fee on undrawn amounts. The Fund is required to pay down $10,000,000 of the outstanding amount by July 31, 2016. The Credit Agreement’s maturity date is in September 2016. As of June 30, 2016, the fair value of the outstanding Credit Agreement was estimated to be $151,139,465, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 4 month risk free rate.

For the six months ended June 30, 2016, the average daily note balance was $174,679,121 at a weighted average interest rate of 1.52%, excluding any commitment fee. With respect to the note balance, interest expense of $1,353,725 and uncommitted balance fee of $25,608 are included in interest expense in the Statement of Operations.

On May 16, 2013, the Fund entered into a Committed Facility Agreement with BNP Paribas Prime Brokerage, Inc. (“BNPP PB, Inc.”) (the “Committed Facility Agreement”). The current facility size of the Committed Facility Agreement is

$75 million and the Fund is required to pay 0.55% on the uncommitted balance and LIBOR + 0.75% on amounts borrowed. The Fund has the right to terminate the Committed Facility Agreement on 90 days’ notice, and BNPP PB, Inc. has the right to terminate the Committed Facility Agreement immediately. As of June 30, 2016, the carrying value of the Committed Facility Agreement was $14,188,083. The fair value of the outstanding Committed Facility Agreement was estimated to be $14,381,281, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 3 month risk free rate.

For the six months ended June 30, 2016, the average daily note balance was $12,398,938 at a weighted average interest rate of 1.19%, excluding any commitment fee. With respect to the note balance, interest expense of $74,409 and uncommitted balance fee of $174,066 are included in interest expense in the Statement of Operations.

Note 7. Asset Coverage

The Fund is required to maintain 300% asset coverage with respect to amounts outstanding (excluding short-term borrowings) under the Credit Agreement and Committed Facility Agreement. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding.

Note 8. Investment Advisory, Administration and Trustee Fees

Investment Advisory Fee

The Investment Adviser to the Fund receives an annual fee, paid monthly, in an amount equal to 1.00% of the average weekly value of the Fund’s Managed Assets. The Fund’s “Managed Assets” is an amount equal to the total assets of the Fund, including any form of leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means.

Administration Fee

The Investment Adviser provides administrative services to the Fund. For its services, the Investment Adviser receives

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

an annual fee, payable monthly, in an amount equal to 0.20% of the average weekly value of the Fund’s Managed Assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to State Street Bank and Trust Company. The Investment Adviser pays State Street Bank and Trust Company directly for these sub-administration services.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Although the Fund believes that Mr. Powell is technically no longer an “interested person” of the Fund, in light of his previous employment with certain affiliates of the Investment Adviser as well as his ongoing provision of consulting services to affiliates of the Investment Adviser, it is possible that the SEC might in the future determine Mr. Powell to be an “interested person” of the Fund. Therefore, the Fund intends to treat Mr. Powell as an “interested person” of the Fund for all purposes other than compensation (Mr. Powell will be compensated at the same rate as the Independent Trustees) from December 16, 2015 until December 4, 2017 (the second anniversary of his resignation).

The Fund pays no compensation to its officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Note 9. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Fund are described below in alphabetical order:

Concentration Risk

The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund’s portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

Counterparty Risk

Counterparty risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund may be exposed to the credit risk of its counterparties. To limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if the Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Risks of Investing in Obligations of Stressed, Distressed and Bankrupt Issuers

The Fund may invest in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environmental and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

Emerging Markets Risk

Any investments in Emerging Market Countries (countries in which the capital markets are developing) may involve greater risks than investments in more developed markets and the prices of such investments may be more volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

Semi-Annual Report	21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

Illiquidity of Investments Risk

The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Leverage Risk

The Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.

Risks Associated with Options on Securities

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When the Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When the Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

REIT-Specific Risk

Real estate investments are subject to various risk factors. Generally, real estate investments could be adversely affected by a recession or general economic downturn where the properties are located. Real estate investment performance is also subject to the success that a particular property manager has in managing the property.

Risks of Investing in Senior Loans

The risk that the issuer of a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short Sales Risk

Short sales by the Fund that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing

22	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Note 10. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, excluding short-term obligations, for the six months ended June 30, 2016, were as follows:

Other Securities
Purchases	Sales
$122,876,273	$113,239,498

Note 11. Affiliated Issuers

Under Section 2 (a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies during the six months ended June 30, 2016:

			Market Value
Issuer	Shares at December 31, 2015	Shares at June 30, 2016	December 31, 2015	June 30, 2016	Affiliated Income	Purchases	Sales
Allenby (Common Stocks)	$436,635	$470,397	$—	$—	$—	$33,762	$—
Claymore (Common Stocks)	4,881,036	4,987,239	5	5	—	106,203	—
Endurance Business Media, Inc. (U.S. Senior Loans)	2,578,841	2,578,841	—	—	—	—	—
Freedom REIT (Common Stocks)(1)	25,255,573	25,255,573	63,896,601	65,043,203	2,215,057	—	—
Genesys Ventures IA, LP (Common Stocks)	24,000,000	24,000,000	1,569,600	1,682,400	—	—	—
LLV Holdco, LLC (U.S. Senior Loans, Common Stocks & Warrants)	8,746,211	8,856,356	4,170,887	8,085,111	—	110,145	—
NexPoint Real Estate Capital, REIT (Common Stocks)(1)	8,271,300	8,271,300	97,833,766	86,403,656	15,655,464	—	—
TerreStar Corp. (U.S. Senior Loans & Common Stocks)	14,040,695	14,837,961	47,308,663	49,538,534	797,266	—	—
Specialty Finance, Inc. (Common Stocks)	13,388,945	15,138,557	14,188,265	17,534,991	1,799,973	—	—

	$101,599,236	$104,396,224	$228,967,787	$228,287,900	$20,467,760	$250,110	$—

(1)	Managed by the same Investment Adviser as the Fund.

Note 12. Spin-Off

On September 9, 2014, the Board announced a plan to separate NexPoint Residential Trust, Inc. (“NXRT”) from the Fund through a series of restructuring transactions involving Freedom REIT, the Fund’s wholly-owned subsidiary, and NXRT, a real estate investment trust, followed by a distribution of all of the outstanding shares of NXRT common stock to the shareholders of the Fund on a pro-rata basis.

The Board approved the advisory agreement for NXRT on January 5, 2015, which subsequently was approved by the shareholders of the Fund on March 16, 2015. The Fund, the Investment Adviser, NXRT, and NXRT’s investment adviser received an exemptive order from the SEC under the 1940 Act permitting the Spin-Off and related transactions.

On April 1, 2015, the Fund transferred certain real estate assets and cash valued at $332,054,224, held by Freedom REIT to NXRT in exchange for NXRT common stock. Prior to this transaction, NXRT held $2,000 of cash. The Fund completed the Spin-Off through a pro-rata taxable distribution of NXRT common stock to the Fund’s shareholders of record as of the close of business on March 23, 2015 (the

“Record Date”). The Fund’s shareholders received one share of NXRT common stock for every three common shares of the Fund held on the Record Date in the amount of $332,056,224, as shown on the Statements of Changes in Net Assets. Following the Spin-Off, the Fund continues to operate as a non-diversified, closed-end investment company and NXRT acquires, owns, operates and selectively develops multi-family real property.

Note 13. Reverse Stock Split

The Fund effected a 1-for-4 reverse stock split of the Fund’s issued and outstanding shares on October 6, 2015, thereby reducing by a factor of four the number of shares outstanding. Shareholders were paid cash for any fractional shares resulting from the reverse stock split.

Note 14. New Accounting Pronouncements

In February 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. This update focuses on the consolidation evaluation for reporting organizations that are

Semi-Annual Report	23

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2016	NexPoint Credit Strategies Fund

required to evaluate whether they should consolidate certain legal entities. For public entities this update will be effective for interim and annual periods beginning after December 15, 2015. ASU 2015-02 will modify the evaluation of limited partnerships and similar legal entities as variable interest entities (VIEs). This update will eliminate the presumption that a general partner should consolidate a limited partnership and affects the consolidation analysis of reporting entities that are involved with VIEs. The update also provides a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements similar to Rule 2a-7 of the investment Company Act of 1940 for registered money market funds. The Investment Adviser is currently evaluating the impact of provisions of this guidance on the Fund’s financial position.

In April 2015, the FASB issued ASU 2015-03, Interest — Imputation of interest (Subtopic 835-30) Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. In August 2015, the FASB issued Accounting Standards Update No. 2015-15, Interest — Imputation of Interest to update the guidance to include SEC staff views regarding the presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements. Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC has indicated that it would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. For public entities, these updates are effective for interim and annual periods beginning after December 15, 2015. The Investment Adviser is currently evaluating the impact of this guidance on the Fund’s financial statements.

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. For public entities this guidance is required to be presented for interim and annual periods beginning after December 15, 2015. The Investment

Adviser is currently evaluating the implication, if any, of the additional disclosure requirements and the impact of this guidance on the Fund’s financial statements.

In January 2016, the FASB issued Accounting Standards Update 2016-01, Financial Instruments (Subtopic 825-10): Recognition and measurement of Financial Assets and Liabilities. The amendments in this update makes improvements to the requirements for accounting for equity investments and simplifying the impairment assessment of equity investments. For public entities this update will be effective for fiscal years beginning after December 15, 2017. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial position.

In March 2016, the FASB issued Accounting Standards Update 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments. The amendments in this update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. For public entities this update will be effective for interim periods and fiscal years beginning after December 15, 2016. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial position.

Note 15. Subsequent Events

The Investment Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event.

Effective July 26, 2016, Freedom REIT LLC, filed a certificate of amendment changing its name to “NexPoint Real Estate Opportunities, LLC”.

In accordance with the Credit Agreement, the Fund paid down $10,000,000 on the facility prior to July 31, 2016.

24	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

June 30, 2016	NexPoint Credit Strategies Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Tax Information

For shareholders that do not have a December 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2015 tax year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended December 31, 2015, the Fund hereby designates the following items with regard to distributions paid during the year.

Qualified Dividends and Corporate Dividends Received Deduction	Qualified Dividend Income (15% tax rate for QDI)	Qualifying Interest Income
5%	3%	55%

Submission of Proposals to a Vote of Shareholders

The annual meeting of shareholders of the Fund was held on June 3, 2016. The following is a summary of the proposals submitted to shareholders for a vote at the meeting and the votes cast.

Proposal	Votes For	Votes Withheld
To elect Bryan A. Ward as a Class I Trustee of the Fund, to serve for a three-year term expiring at the 2019 Annual Meeting	13,579,082	744,660
To elect Ethan Powell as a Class I Trustee of the Fund, to serve for a three-year term expiring at the 2019 Annual Meeting	13,044,372	1,279,369

In addition to the two Trustees who were elected at the annual meeting, as noted above, the following other Trustees continued in office after the Fund’s annual meeting: Timothy K. Hui, Dr. Bob Froehlich and John Honis.

Semi-Annual Report	25

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

NexPoint Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2001 Ross Avenue, Suite 1800

Dallas, TX 75201

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of NexPoint Credit Strategies Fund (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-866-351-4440 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-866-351-4440 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.NexPointAdvisors.com.

On June 20, 2014, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive officer and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting, as applicable.

26	Semi-Annual Report

6201 15th Avenue

Brooklyn, NY 11219

NexPoint Credit Strategies Fund	Semi-Annual Report, June 30, 2016

www.nexpointadvisors.com	NHF-SAR-0616

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Semi-Annual Report filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in NexPoint Credit Strategies Fund’s (the “Registrant”) most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

1

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT CREDIT STRATEGIES FUND

By (Signature and Title):	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date: September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date: September 1, 2016

By (Signature and Title):	/s/ Brian Mitts
Brian Mitts
Executive Vice President, Principal Financial Officer and Principal Accounting Officer

Date: September 1, 2016